Stockholders’ Deficit (Details) - Schedule of weighted average assumptions used to value the options and SARs grants	9 Months Ended
Sep. 30, 2021
Schedule of weighted average assumptions used to value the options and SARs grants [Abstract]
Expected life (in years)	6 years 1 month 6 days
Volatility	60.00%
Risk-free interest rate	2.25%
Dividend yield